CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (DEFICIT) ¥ in Thousands	Ordinary Shares CNY (¥) shares	Ordinary Shares USD ($) shares	Treasury Shares CNY (¥) shares	Treasury Shares USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Statutory reserves CNY (¥)	Statutory reserves USD ($)	Accumulated Other Comprehensive (loss) income CNY (¥)	Accumulated Other Comprehensive (loss) income USD ($)	Accumulated deficit Impact of adoption of new accounting standards CNY (¥)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Non-controlling interests CNY (¥)	Non-controlling interests USD ($)	Impact of adoption of new accounting standards CNY (¥)	CNY (¥)	USD ($)
Balance, beginning of period at Dec. 31, 2019	¥ 13				¥ 8,944,586		¥ 7,344		¥ 3,924,911			¥ (75,742,871)		¥ 176,555			¥ (62,689,462)
Balance, beginning of period (in shares) at Dec. 31, 2019 | shares	105,796,976	105,796,976
Treasury Shares, beginning balance (in shares) at Dec. 31, 2019 | shares			(3,959,170)	(3,959,170)
Increase (Decrease) in Stockholders' Equity
Share based compensation					3,413,292												3,413,292
Issuance of shares to trusts upon exercise of share options	¥ 3		¥ (2)		2,170,238												2,170,239
Issuance of shares to trusts upon exercise of share options (in shares) | shares	25,905,827	25,905,827	(13,379,655)	(13,379,655)
Settlement for net exercise of share options					(2,184,348)												(2,184,348)
Settlement for net exercise of share options (in shares) | shares	(7,635,359)	(7,635,359)
Release of shares from trusts (in shares) | shares			1,802,889	1,802,889
Deemed dividends to preferred shareholders upon repurchases of convertible preferred shares					(872)												(872)
Appropriation to statutory reserves							9,159					(9,159)
Share of other comprehensive income (loss) of equity method investees									190								190
Foreign currency translation adjustments									(5,926,301)								(5,926,301)
Accretion of convertible redeemable non-controlling interests to redemption value					(165,047)												(165,047)
Net loss												(10,514,498)		(93,040)			(10,607,538)
Balance, end of period at Dec. 31, 2020	¥ 16				12,177,849		16,503		(2,001,200)		¥ (144,651)	(86,411,179)		83,515		¥ (144,651)	(76,134,498)
Balance, end of period (in shares) at Dec. 31, 2020 | shares	124,067,444	124,067,444
Treasury Shares, ending balance at Dec. 31, 2020			¥ (2)
Treasury Shares, ending balance (in shares) at Dec. 31, 2020 | shares			(15,535,936)	(15,535,936)
Increase (Decrease) in Stockholders' Equity
Share based compensation					24,654,583												24,654,583
Share-based awards granted to employees of an equity investee					178,506												178,506
Issuance of ordinary shares in connection with initial public offering, net of issuance cost	¥ 10				28,033,096												28,033,106
Issuance of ordinary shares in connection with initial public offering, net of issuance cost (in shares) | shares	79,200,000	79,200,000
Conversion of convertible preferred shares to ordinary shares in connection with initial public offering	¥ 121			$ (42,057)	189,838,858												189,838,979
Conversion of convertible preferred shares to ordinary shares in connection with initial public offering (in shares) | shares	933,349,567	933,349,567
Issuance of shares to trusts upon exercise of share options	¥ 10		¥ (9)		91												92
Issuance of shares to trusts upon exercise of share options (in shares) | shares	78,257,584	78,257,584	(68,616,887)	(68,616,887)
Settlement for net exercise of share options	¥ (1)				(2,591,520)												(2,591,521)
Settlement for net exercise of share options (in shares) | shares	(8,324,699)	(8,324,699)
Release of shares from trusts			¥ 8		(8)
Release of shares from trusts (in shares) | shares			60,976,302	60,976,302
Repurchase of ordinary shares					(219,003)												(219,003)
Repurchase of ordinary shares (in shares) | shares	(697,470)	(697,470)
Appropriation to statutory reserves							11,414					(11,414)
Share of other comprehensive income (loss) of equity method investees									(4,811)								(4,811)
Foreign currency translation adjustments									(1,593,734)								(1,593,734)
Accretion of convertible redeemable non-controlling interests to redemption value					(687,617)												(687,617)
Repurchase of non-controlling interests														(20,000)			(20,000)
Net loss												(49,343,664)		9,086			(49,334,578)
Balance, end of period at Dec. 31, 2021	¥ 156				251,384,835		27,917		(3,599,745)			(135,766,257)		72,601			112,119,504
Balance, end of period (in shares) at Dec. 31, 2021 | shares	1,205,852,426	1,205,852,426
Treasury Shares, ending balance at Dec. 31, 2021			¥ (3)														(3)
Treasury Shares, ending balance (in shares) at Dec. 31, 2021 | shares			(23,218,578)	(23,218,578)
Increase (Decrease) in Stockholders' Equity
Share based compensation					3,424,049												3,424,049
Share-based awards granted to employees of an equity investee					47,421												47,421
Shares withheld related to net share settlement					(275,479)												(275,479)
Shares withheld related to net share settlement (in shares) | shares			(2,756,641)	(2,756,641)
Release of shares from trusts			¥ 1		(1)
Release of shares from trusts (in shares) | shares			6,937,306	6,937,306
Appropriation to statutory reserves							41,411					(41,411)
Share of other comprehensive income (loss) of equity method investees									(12,617)								(12,617)	$ (1,829,000)
Foreign currency translation adjustments									4,585,505								4,585,505	664,835,000
Accretion of convertible redeemable non-controlling interests to redemption value					(898,649)												(898,649)
Repurchase of non-controlling interests					(28,023)									(4,827)			(32,850)
Net loss												(23,783,321)		810			(23,782,511)	(3,448,140,000)
Issuances of ordinary shares pursuant to share incentive plan	¥ 3		¥ (3)
Issuances of ordinary shares pursuant to share incentive plan (in shares) | shares	20,917,324	20,917,324	(20,917,324)	(20,917,324)
Issuance of ordinary shares in connection with exercise of share options and vesting of restricted shares and RSUs			¥ 1		7,525												7,526
Issuance of ordinary shares in connection with exercise of share options and vesting of restricted shares and RSUs (in shares) | shares			8,695,424	8,695,424
Release of shares withheld					147,102												147,102
Release of shares withheld (in shares) | shares			1,444,050	1,444,050
Repurchase of convertible redeemable non-controlling interests					15,764												15,764
Balance, end of period at Dec. 31, 2022	¥ 159	$ 23,000			¥ 253,824,544	$ 36,801,100,000	¥ 69,328	$ 10,052,000	¥ 973,143	$ 141,092,000		¥ (159,590,989)	$ (23,138,518,000)	¥ 68,584	$ 9,944,000		95,344,765	13,823,692,000
Balance, end of period (in shares) at Dec. 31, 2022 | shares	1,226,769,750	1,226,769,750
Treasury Shares, ending balance at Dec. 31, 2022			¥ (4)	$ (1,000)													¥ (4)	$ (1,000)
Treasury Shares, ending balance (in shares) at Dec. 31, 2022 | shares			(29,815,763)	(29,815,763)